Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Schedule of Other Assets

As at December 31	2012	2011

Deferred Charges and Debt Transaction Costs	$61	$67
Long-Term Receivables	180	83
Long-Term Investments and Other	225	245
	$466	$395